Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	252,227,053	252,227,053	99,748,541
Common stock, shares outstanding	252,227,053	252,227,053	99,748,541
Common stock subscribed, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, subscribed shares	943,000	943,000	58,056,334